TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 1,337	$ (650)	$ 3,840
Foreign (United States)	3,602	4,632	1,416
Income before taxes on income	$ 4,939	$ 3,982	$ 5,256